Share Based Payment (Details) - Schedule of company's grants under the Plan shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 03, 2008	Dec. 02, 2008 USD ($) ₪ / shares shares
June 20, 2018 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares			33,502
Fair value at the date of grant (in Dollars) | $	[1]		$ 130
Risk free interest			2.24%
Expected term			10 years
Volatility	[2]	75.50%
June 20, 2018 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 29.80
June 20, 2018 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 59.40
June 20, 2018 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares			11,500
Fair value at the date of grant (in Dollars) | $	[1]		$ 72
Risk free interest			2.24%
Expected term			10 years
Volatility	[2]	75.30%
June 20, 2018 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 28.60
October 2, 2019 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares			269,476
Fair value at the date of grant (in Dollars) | $	[1]		$ 189
Risk free interest			0.72%
Expected term			3 years
Volatility	[2]	81.33%
October 2, 2019 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 0.02
October 2, 2019 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 4.062
February 25, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	[3]		526,589
Fair value at the date of grant (in Dollars) | $	[1],[3]		$ 27
Expected term	[3]		3 years
February 25, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	[3]		$ 0.001
May 26, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	[3]		306,870
Fair value at the date of grant (in Dollars) | $	[1],[3]		$ 10
Expected term	[3]		3 years
May 26, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	[3]		$ 0.00
August 2, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares			51,290,000
Fair value at the date of grant (in Dollars) | $	[1]		$ 1,341
August 2, 2020 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 0.00
Risk free interest			0.16%
Expected term			3 years
Volatility	[2]	99.89%
August 2, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 0.151
Risk free interest			0.71%
Expected term			10 years
Volatility	[2]	109.54%
August 30, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares			300,000
Fair value at the date of grant (in Dollars) | $	[1]		$ 5
Risk free interest			0.74%
Expected term			10 years
Volatility	[2]	99.08%
August 30, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 0.131
September 15, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares			36,450,000
Fair value at the date of grant (in Dollars) | $	[1]		$ 483
September 15, 2020 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Risk free interest			0.07%
Expected term			1 year 6 months
Volatility	[2]	98.66%
September 15, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)			$ 0.151
Risk free interest			0.82%
Expected term			10 years
Volatility	[2]	120.99%
December 23, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	[3]		422,400
Fair value at the date of grant (in Dollars) | $	[1],[3]		$ 13
Expected term	[3]		3 years
December 23, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	[3]		$ 0.00

[1]	The early exercise multiple used for the fair value calculations for grants during 2020, 2019 and 2018 is 2.5 for each offeree.
[2]	Volatility is based on volatility data of the traded share price of the Company.
[3]	Fully vested at grant date, calculated according to the intrinsic value at the date of grant.